Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2010	310,327,764	(53,056,940)	257,270,824
-Depreciation for the year	-	(17,979,750)	(17,979,750)
- -Purchase of vessels	16,121,360	-	16,121,360
Balance, December 31, 2010	326,449,124	(71,036,690)	255,412,434
-Depreciation for the year	-	(18,348,556)	(18,348,556)
- -Purchase of vessels	-	-	-
Balance, December 31, 2011	326,449,124	(89,385,246)	237,063,878
-Depreciation for the year	-	(17,385,608)	(17,385,608)
- -Sale of vessels	(19,318,073)	6,574,549	(12,743,524)
- -Purchase of vessels	-	-	-
Balance, December 31, 2012	307,131,051	(100,196,305)	206,934,746